Related party transactions (Details)	12 Months Ended
Jun. 30, 2025 GBP (£) item
Trusts and other entities controlled by descendants of Malcolm Glazer
Related party transactions
Number of lineal descendants of Mr. Malcolm Glazer | item	6
Voting power on outstanding capital stock (as a percent)	67.91%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	3.04%
Trusts and other entities controlled by descendants of Malcolm Glazer | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	71.04%
INEOS Limited
Related party transactions
Voting power on outstanding capital stock (as a percent)	28.95%
INEOS Limited | Class A ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	28.87%
INEOS Limited | Class B ordinary shares
Related party transactions
Ownership interest on issued and outstanding ordinary shares (as a percent)	28.96%
INEOS Automotive Limited
Related party transactions
Services received for nil consideration | £	£ 4,700